JOINT VENTURES, PARTNERSHIPS AND LIMITED LIABILITY COMPANIES	12 Months Ended
Dec. 31, 2019
Equity Method Investments and Joint Ventures [Abstract]
JOINT VENTURES, PARTNERSHIPS AND LIMITED LIABILITY COMPANIES
JOINT VENTURES, PARTNERSHIPS AND LIMITED LIABILITY COMPANIES
EFLOA had no investments in Joint Ventures, Partnerships and Limited Liability Companies that exceeded 10% of its admitted assets during the years ended December 31, 2019 and 2018. The Company did not recognize any impairment in Joint Ventures, Partnerships and Limited Liability Companies during the years ended December 31, 2019 and 2018.